Chapter 11 Proceedings - Additional Information (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Feb. 26, 2018	Sep. 12, 2017	Dec. 31, 2016
Fresh-Start Adjustment [Line Items]
Amount of new cash commitments in the form of new notes and equity	$ 1,000,000,000					$ 1,080,000,000	$ 1,060,000,000
Number of shares	100,000,000	100,000,000	508,763,020	100,234,973	508,763,020,000,000			508,763,020,000,000
Common stock, value issued	$ 10,000,000	$ 10,000,000	$ 1,017,000,000	$ 10,000,000	$ 1,017,000,000			$ 1,017,000,000
Fully diluted, reserved for Employee Incentive Plan	10.00%
New investor commitment fee	5.00%
Loss on Newbuilding global settlement claim		0	0	0	(1,064,000,000)
Loss on impairment of long-lived assets		0	414,000,000	0	696,000,000
Unamortized debt issuance costs		$ 0	$ 0	$ 0	66,000,000
West Dorado, West Draco, West Aquila and West Libra
Fresh-Start Adjustment [Line Items]
Loss on impairment of long-lived assets					$ 696,000,000
Commitment Parties (in exchange for cash paid pursuant to the Investment Agreement) and Equity Rights Offering Subscribers
Fresh-Start Adjustment [Line Items]
Number of shares	23,750,000
Common stock, value issued	$ 200,000,000
Recipients of Senior Secured Notes (including Commitment Parties and Notes Rights Offering Subscribers)
Fresh-Start Adjustment [Line Items]
Number of shares	54,625,000
Holders of General Unsecured Claims
Fresh-Start Adjustment [Line Items]
Number of shares	14,250,000
Former Holders of Old Seadrill Limited Equity and Seadrill Limited 510(b) Claimants
Fresh-Start Adjustment [Line Items]
Number of shares	1,900,000
Fees to Select Commitment Parties
Fresh-Start Adjustment [Line Items]
Number of shares	475,000
Hemen (on account of Primary Structuring Fee)
Fresh-Start Adjustment [Line Items]
Number of shares	5,000,000
Secured Debt | Senior secured notes
Fresh-Start Adjustment [Line Items]
Debt, face amount	$ 880,000,000
Unamortized debt issuance costs	9,000,000
Financial guarantee | Unsecured bonds
Fresh-Start Adjustment [Line Items]
Extinguished financial guarantees	2,400,000,000
Financial guarantee | Newbuild obligation
Fresh-Start Adjustment [Line Items]
Extinguished financial guarantees	1,000,000,000
Financial guarantee | Unsecured interest rate and currency swaps
Fresh-Start Adjustment [Line Items]
Extinguished financial guarantees	$ 250,000,000